Document and Entity Information Document	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Allogene Therapeutics, Inc.
Entity Central Index Key	0001737287
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38693
Entity Tax Identification Number	82-3562771
Entity Address, Address Line One	210 East Grand Avenue
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	457-2700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	ALLO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false